Employee Benefits (Tables) - Foreign Postretirement Benefit Plan	12 Months Ended
Dec. 31, 2015
UNITED KINGDOM
Pension Costs of Plan
The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60, Defined Benefit Plans – Other Postretirement. The plan has been closed to new entrants with effect from July 1, 2003.

Change in benefit obligation	December 31, 2015	December 31, 2014
	(in thousands)
Benefit obligation at beginning of year	$32,875	$24,958
Service cost	78	91
Interest cost	1,140	1,235
Plan participants’ contributions	26	44
Plan curtailments	-	359
Benefits paid	(1,111)	(68)
Actuarial (gain)/loss	(3,992)	8,270
Foreign currency exchange rate changes	(1,647)	(2,014)
Benefit obligation at end of year	$27,369	$32,875

Change in plan assets	December 31, 2015	December 31, 2014
	(in thousands)
Fair value of plan assets at beginning of year	$25,409	$21,422
Actual return on plan assets	277	5,424
Employer contributions	114	155
Plan participants’ contributions	26	44
Benefits paid	(1,111)	(68)
Foreign currency exchange rate changes	(1,348)	(1,568)
Fair value of plan assets at end of year	$23,367	$25,409

Funded Status
Funded status	December 31, 2015	December 31, 2014
	(in thousands)
Projected benefit obligation	$(27,369)	$(32,875)
Fair value of plan assets	23,367	25,409
Funded status	$(4,002)	$(7,466)

Non-current other liabilities (note 8)	$(4,002)	$(7,466)

Components of Net Periodic Benefit Cost
The following amounts were recorded in the consolidated statement of operations as components of the net periodic benefit cost:

	December 31, 2015	December 31, 2014	December 31, 2013
	(in thousands)
Service cost	$78	$91	$251
Interest cost	1,140	1,235	1,005
Expected return on plan assets	(661)	(1,299)	(983)
Amortization of net loss	224	20	130
Curtailment loss	-	359	-
Net periodic benefit cost	$781	$406	$403

Assumptions Used in Calculating Net Periodic Benefit Cost
The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost for the years ended December 31, 2013, December 31, 2014 and December 31, 2015:

	December 31,	December 31,	December 31,
	2015	2014	2013
Discount rate	3.6%	4.7%	4.6%
Rate of compensation increase	3.6%	4.0%	3.4%
Expected rate of return on plan assets	2.7%	6.1%	5.7%

Accumulated other comprehensive income	December 31, 2015	December 31, 2014	December 31, 2013
	(in thousands)
Actuarial (gain)/loss - benefit obligation	$(3,992)	$8,270	$680
Actuarial loss/(gain) – plan assets	384	(4,125)	(1,933)
Actuarial gain recognized in net periodic benefit cost	(224)	(20)	(130)
Total	$(3,832)	$4,125	$(1,383)

Amounts Recognized in Accumulated Other Comprehensive Income Which Have Not Yet Been Recognized as Components of Net Periodic Benefit Cost
Amounts recognized in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit cost are as follows:

	December 31, 2015	December 31, 2014	December 31, 2013
	(in thousands)
Net actuarial loss	$2,281	$6,113	$1,988
Total	$2,281	$6,113	$1,988

Assumptions Used in Calculating Pension Benefit Obligations	The following assumptions were used in determining the benefit obligation at December 31, 2015:
	December 31,	December 31,
	2015	2014
Discount rate	4.0%	3.6%
Rate of compensation increase	3.7%	3.6%

Actual Plan Asset Allocations	The expected long term rates of return on different asset classes are as follows:
Asset Category	Expected long-term return per annum
Corporate Bonds	4.0%
Gilts	2.6%

Actual Plan Asset Allocations	The underlying asset split of the fund is shown below.
Asset Category	December 31, 2015	December 31, 2014
Corporate Bonds	26%	26%
Gilts	74%	74%
	100%	100%

Annual Benefit Payments which Reflect Expected Future Service	The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.
(in thousands)

2016	66
2017	68
2018	71
2019	72
2020	75
Years 2021 - 2025	$376

UNITED KINGDOM | Fair Value, Inputs, Level 1
Plan Asset Fair Value Measurements
Plan Asset Fair Value Measurements

	Quoted Prices in Active Markets for Identical Assets Level 1 (in thousands)
	December 31, 2015	December 31, 2014
Cash	$3	$16

Fixed Income Securities
Legal and General Active Corporate Bond – Over 10 Year	6,256	6,560
Legal and General Gilt Funds	6,528	6,977
Legal and General Index Linked Gilt Funds	10,580	11,856
	$23,367	$25,409

SWITZERLAND
Pension Costs of Plan
The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60, Defined Benefit Plans – Other Postretirement.

Change in benefit obligation	December 31, 2015
(in thousands)

Benefit obligation at beginning of year	8,884
Service cost	618
Interest cost	159
Actuarial loss	81
Foreign currency exchange rate changes	(1,205)
Benefit obligation at end of year	8,537

Change in plan assets

Fair value of plan assets at beginning of year	7,061
Expected return on plan assets	93
Actual return on plan assets	(1,075)
Scheme contributions	194
Plan participants’ contributions	216
Benefits paid	(1,146)
Foreign currency exchange rate changes	7
Fair value of plan assets at end of year	5,350

Funded Status
Funded status	December 31, 2015
(in thousands)
Projected benefit obligation	$8,537
Fair value of plan assets	(5,350)
Funded status	3,187

Non-current other liabilities (note 8)	3,187

Components of Net Periodic Benefit Cost
December 31, 2015
(in thousands)
Service cost	$402
Interest cost	159
Expected return on plan assets	(119)
Settlement loss	18
Net periodic benefit cost	$460

Assumptions Used in Calculating Net Periodic Benefit Cost
The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost for the year ended December 31, 2015:

December 31,
2015
Discount rate	1.35%
Rate of compensation increase	2.0%
Expected rate of return on plan assets	1.35%

Accumulated other comprehensive income	December 31, 2015
Actuarial loss - benefit obligation	$81
Actuarial (gain) – plan assets	1,075
Prior service cost recognized in net periodic benefit cost	(17)
Total	$1,139

Assumptions Used in Calculating Pension Benefit Obligations	The following assumptions were used in determining the benefit obligation at December 31, 2015:
December 31,
2015
Discount rate	0.95%
Rate of compensation increase	2.0%

Actual Plan Asset Allocations	The expected long term rates of return on different asset classes are as follows:
Asset Category	December 31, 2015
Equity securities	1%
Debt securities	75%
Real estate	12%
Other	12%
100%

Actual Plan Asset Allocations
The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.

(in thousands)

2016	166
2017	169
2018	171
2019	182
2020	182
Years 2021 - 2025	$1,205